AUXIER FOCUS FUND UPDATE
                                 BY JEFF AUXIER

Dear Fellow Shareholders:

Performance Results - Semi-Annual Period Ended December 31, 2000

For the 12-month period ended December 31, 2000 the Auxier Focus Fund gained 4.05%. This compares with a 10.13% decline for the S&P 500 and a 39.28% decline for the tech-weighted NASDAQ index. SOURCE: The Wall Street Journal


Total Return
Periods Ending 12/31/00                             AUX1Z         S&P 500
-------------------------------------------------------------------------------
Fiscal Year to Date (six months)                    6.87%          (8.71)%
One Year Total Return                               4.05%         (10.13)%
Average Annual Since Inception (July, 9 1999)       4.74%          (2.68)%

        Date           Auxier Focus         S&P$500Index
                          Fund                 Index
                      $ 10,711.00            $ 9,577.00

       7/9/99           10,000.00             10,000.00
      7/30/99           10,020.00              9,477.01
      8/31/99           10,040.00              9,430.12
      9/30/99           10,070.00              9,171.87
     10/31/99           10,450.00              9,752.08
     11/30/99           10,260.00              9,950.26
     12/31/99           10,293.80             10,535.96
      1/31/00           10,414.20             10,006.70
      2/29/00           10,133.28              9,817.43
      3/31/00           10,574.73             10,777.25
      4/30/00           10,233.61             10,453.15
      5/30/00           10,012.88             10,238.58
      6/30/00           10,022.91             10,490.99
      7/31/00            9,912.55             10,327.09
      8/31/00           10,374.07             10,968.23
      9/30/00           10,464.36             10,389.30
     10/31/00           10,394.13             10,345.26
     11/30/00           10,173.41              9,530.24
     12/31/00           10,711.08              9,576.99

|X|  Past performance is not indicative of future performance.
|X| The Auxier Focus Fund's historical results are net of all expenses, versus the gross market benchmark (the S&P 500 Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred.
|X| The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends and weighted toward stocks with large market capitalizations.
|X|  Commencement of operations: July 9, 1999
|X|  Commencement of investment in accordance with investment objective:
     October 1, 1999.

Although this is the first full calendar year of the fund, your manager has over 16 years of experience managing high net worth client portfolios. Some of the benefits of this new fund include:

|X| A smaller size allows for greater flexibility and a wider universe of investment choices.

|X| The stock positions are new and have minimal embedded tax liability.

|X| The manager is the single largest shareholder.

|X| The investment philosophy is sound, based on a long term, price/value approach with a margin of safety mentality.

In order to compound money at high rates it is important to avoid permanent capital loss. How much can we lose in a worst case scenario? That is the first question to ask. Unfortunately, today most of the investing public has difficulty quantifying the risk that they are taking.

To figure individual company risk, one has to first determine the future earning power of the company and thus the intrinsic value. This is calculated by discounting future cash flows back to the present. The more predictable those cash flows, the higher the net present value. Only after such analysis can you figure out a price that represents value with an adequate margin of safety. True investors try to minimize the potential risk of each transaction.

The ideal company is one with a proven history of a consistent growth in sales and earnings. It is more important to have a slower growth rate if it is more sustainable. Successful execution commands huge premiums in the stock market. The search is for the outstanding business franchise that is mispriced due to temporary factors or excisable problems. Then, patience is required as the company eventually returns to favor and the price is revalued higher.

Over the past couple of years, the public criteria for investment were based on upward price momentum. The focus was on price movements, not fundamental value. This is the riskiest environment -- when all the good news is known and prices soar far above underlying business value.

John Templeton, one of the world's great long-term investors, was recently quoted: "The biggest mistake investors make is being influenced by the widespread tendency of the media to focus on things that are dramatic and to play them up far beyond their true value. You don't make money by doing what the crowd does; you make money by going against what the crowd's doing".

This can lead to one of the threats to portfolio compounding, the "torpedo stock". A torpedo stock is one that is very popular, has high expectations built into the stock, and an extreme valuation. If the company fails to live up to the projections and the earnings drop, the price implodes as well.

That is why it is more sensible to shop in areas that are "out of favor", where expectations are low. The trick is to identify improving fundamentals while prices are still low before the market catches on. This can lead to a situation where the risk is low and yet the upside can be dramatic.

The year in review

The problems of 2000 were a result of higher interest rates, tighter credit and a deceleration in earnings growth. This led to a collapse in the extremely overvalued technology sector. Ironically, the public shifted over $221 billion into growth/momentum funds through the year ended in August. At the same time they took out approximately $83 billion from value funds. The last 8 of 11 months of 2000 saw value outperform growth. SOURCE: Salomon Smith Barney

Recently,  the P/E of the Russell  1000 Growth  Index stood at 38.8  compared to
17.5 times for the Russell 1000 Value Index. And yet, profitability for growth stocks compared to value stocks is at an historic low. History teaches us that stocks do return to trend, which leads me to believe that the extremely high valuations in technology will continue to be purged while those companies which are deeply undervalued should rise.

Reasons for optimism

|X| Bear markets purge out greed and speculation leading to more rational capital allocation. Severe market declines are like the weather; they are to be expected and should be viewed as an opportunity to buy high quality businesses at attractive prices.

|X|  Inflation remains low.

|X| Recent budget surpluses leave some room for retroactive tax cuts if the economy needs help.

|X| Currently, nearly $4 trillion in mortgages are in a position where it makes sense to refinance. This can help consumer balance sheets.
     SOURCE: Fannie Mae

|X| The median price/earnings ratio for the Value Line 1700 is still close to 15 time earnings. The Luethold Group recently completed a study of 3000 stocks and came up with a median price/earnings ratio of 15.4 times. These are very reasonable, especially if interest rates decline.

|X| For the first time in over a year the Federal Reserve is aggressively lowering interest rates. This is material. According to Ned Davis Research, the vast majority of positive equity returns for the past 50 years have come during easing periods. Going back to 1914, the Dow Jones Industrial Average has surged 20% on average 12 months after the first rate cut. The returns exceed 25% 12 months after a second rate cut.

In summary, the market has spent the last year purging a lot of speculative excesses. We are returning to a much more rational, value-based investment environment. There are sectors that continue to be way overpriced, but the majority seem to be much more reasonable. With the Federal Reserve embarking on an aggressive easing cycle, the backdrop for stocks looks encouraging. Still, more than ever, it will be important to quantify intrinsic value as well as risk.
 .
Thank you for your support!

Sincerely,



J. Jeffrey Auxier
Portfolio Manager

Auxier Focus Fund

Schedule of Investments - December 31, 2000 (Unaudited)

Common Stocks - 61.2%                                                Shares                Value

Banks - National Commercial Banks  - 8.8%
Bank One Corp.                                                           200               $ 7,325
Chase Manhattan Corp.                                                    300                13,631
Citigroup, Inc.                                                          293                14,980
Firstar Corp.                                                          2,200                51,150
Fleet Boston Corp.                                                     1,300                48,831
U.S. Bancorp                                                           2,100                61,294
                                                                                  -----------------
                                                                                           197,211
                                                                                  -----------------
Biological Products Except Diagnostic Substances - 1.1%
Amgen, Inc. (a)                                                          400                25,575
                                                                                  -----------------
Building Materials Dealers Retail - 0.6%
Home Depot, Inc.                                                         100                 4,569
Lowes Companies, Inc.                                                    200                 8,900
                                                                                   -----------------
                                                                                            13,469
                                                                                   -----------------
Business Services - 2.0%
Viad Corp.                                                             2,000                46,000
                                                                                   -----------------
Cable & Other Pay Television Services - 0.3%
Cox Communications, Inc. (a)                                             100                 4,656
Hughes Electronics Corp. (a)                                              78                 1,794
                                                                                  ------------------
                                                                                             6,450
                                                                                   -----------------
Chemicals and Allied Products - 3.1%
Dow Chemical Co.                                                       1,900                69,587
                                                                                   -----------------
Computer and Office Equipment - 0.4%
Hewlett-Packard Co.                                                      300                 9,469
                                                                                   -----------------
Computer Communication Equipment - 0.2%
Auspex Systems, Inc. (a)                                                 500                 3,500
                                                                                   -----------------
Computer Processing & Data Preparation - 0.1%
Ceridian Corp. (a)                                                       100                 1,994
                                                                                   -----------------
Computer Programming, Data Processing and Computer Services - 0.2%
America Online, Inc. (a)                                                 150                 5,220
                                                                                   -----------------
Cutlery, Handtools & General Hardware - 0.8%
Gillette Co.                                                             500                18,062
                                                                                    -----------------
Federal and Federally-Sponsored Credit Agencies - 5.0%
Fannie Mae                                                               100                 8,675
Federal Home Loan Mortgage Corp.                                       1,500               103,313
                                                                                    -----------------
                                                                                           111,988
                                                                                    -----------------
Finance Services - 0.4%
Morgan Stanley, Dean Witter & Co.                                        100                 7,925
                                                                                    -----------------
Financial Services - Investment Firms - 0.7%
Berkshire Hathaway, Inc. - Cl B (a)                                        7                16,478
                                                                                    -----------------
Fire, Marine & Casualty Insurance - 1.8%
Allstate Corp.                                                           100                 4,356
Safeco Corp.                                                           1,100                36,163
                                                                                    -----------------
                                                                                            40,519
                                                                                    -----------------
Household Audio & Video Equipment Manufacturing - 0.1%
Gemstar - TV Guide International Group Ltd. (a)                           65                  2,998
                                                                                    -----------------
Iron & Steel Foundries - 0.4%
Precision Castparts Corp.                                                200                  8,413
                                                                                    -----------------
Auxier Focus Fund
Schedule of Investments - December 31, 2000 (Unaudited) - continued

Miscellaneous Business Services - 2.9%
Nova Corp.                                                             3,300                $ 65,794
                                                                                    -----------------
Motor Vehicles and Passenger Car Body Manufacturing - 0.6%
General Motors Corp.                                                     275                  14,008
                                                                                    -----------------
Newspapers: Publishing or Publishing & Printing - 0.8%
Gannett Company, Inc.                                                    100                   6,306
Knight-Ridder, Inc.                                                      200                  11,375
                                                                                    -----------------
                                                                                              17,681
                                                                                    -----------------
Petroleum Refining - 1.1%
Chevron Corp.                                                            300                  25,331
                                                                                    -----------------
Pharmaceutical Preparations - 2.9%
American Home Products Corp.                                             100                   6,355
Bristol Myers Squibb Co.                                                 800                  59,150
                                                                                    -----------------
                                                                                              65,505
                                                                                    -----------------
Radio & Television Broadcasting & Communication Equipment - 1.9%
Motorola, Inc.                                                         2,100                  42,525
                                                                                    -----------------
Refuse System - 1.1%
Waste Management, Inc.                                                   900                  24,975
                                                                                    -----------------
Restaurants - 3.5%
McDonald's Corp.                                                       1,200                  40,800
Tricon Global Restaurant, Inc. (a)                                       900                  29,700
Wendy's International, Inc.                                              300                   7,875
                                                                                    -----------------
                                                                                              78,375
                                                                                    -----------------
Retail - Grocery Stores - 0.9%
Albertson's, Inc.                                                        250                   6,625
Kroger Co (a)                                                            500                  13,531
                                                                                    -----------------
                                                                                              20,156
                                                                                    -----------------
Retail - Miscellaneous Shopping Goods Stores - 1.0%
Office Depot, Inc. (a)                                                 3,000                  21,375
                                                                                    -----------------
Savings Institutions Not Federally Chartered - 0.7%
Washington Mutual, Inc.                                                  300                  15,919
                                                                                    -----------------
Semiconductors & Related Devices - 0.9%
National Semiconductor Corp. (a)                                         300                   6,037
Semiconductors Holders Trust Depository Receipt                          200                   9,800
Triquint Semiconductor, Inc. (a)                                         100                   4,369
                                                                                     -----------------
                                                                                              20,206
                                                                                     -----------------
Services - Business Services - 0.1%
Telstra Corp. Ltd (c)                                                    100                   1,775
                                                                                     -----------------
Services - Commercial Physical & Biological Research - 2.0%
Edwards Lifesciences Corp. (a)                                         2,500                  44,375
                                                                                     -----------------
Services - Educational Services - 3.7%
ITT Educational Services, Inc. (a)                                     3,800                  83,600
                                                                                     -----------------
Services - Professional Services - 3.0%
H & R Block, Inc.                                                      1,600                  66,200
                                                                                     -----------------
Software (Computer) Prepackaged - 0.8%
Microsoft Corp. (a)                                                      400                  17,350
                                                                                     -----------------

Auxier Focus Fund
Schedule of Investments - December 31, 2000 (Unaudited) - continued

Telephone Communication Except Radiotelephone - 4.7%
AT & T Corp.                                                           1,600                $ 27,600
Avaya, Inc. (a)                                                           33                     340
Centurytel, Inc.                                                         200                   7,150
Lucent Technologies, Inc.                                                900                  12,150
Sprint Corp.                                                             300                   6,094
Telefonica SA (a) (c)                                                     28                   1,400
Telefonos De Mexico SA (c)                                               700                  31,587
Williams Communications Group, Inc. (a)                                  100                   1,175
WorldCom, Inc. (a)                                                     1,325                  18,633
                                                                                     -----------------
                                                                                             106,129
                                                                                     -----------------
Trucking & Courier Services (No Air) - 0.3%
United Parcel Service, Inc. - Cl B                                      100                    5,875
                                                                                     -----------------
Water Transportation - 0.4%
Carnival Corp. - Cl A                                                   300                    9,244
                                                                                     -----------------
Wholesale Petroleum & Petroleum Products - 1.9%
Enron Corp.                                                             500                   41,562
                                                                                     -----------------
TOTAL COMMON STOCKS (Cost $1,317,794)                                                       1,372,818
                                                                                     -----------------
Unit Investment Trust - 2.6%
NASDAQ 100 Trust Unit Series 1                                          500                    29,187
S & P 500 Depository Receipts                                           100                    13,119
The Financial Select Sector SPDR Fund                                   500                    14,750
                                                                                      -----------------
TOTAL UNIT INVESTMENT TRUST (Cost $67,271)                                                     57,056
                                                                                      -----------------
Preferred Stocks -1.4%
Central Power & Light 4.00%                                             305                    17,690
Telecomunicacoes Brasileiras S.A. - Telebras (c)                        200                    14,575
Tele Norte Leste Participacoes S.A. (c)                                   5                       114
                                                                                      -----------------
TOTAL PREFERRED STOCK (Cost $32,769)                                                            32,379
                                                                                      -----------------
                                                                   Principal
                                                                     Value
Money Market Securities - 37.1%
Firstar Treasury Fund, 5.55% (b) (Cost $832,530)                   $ 832,530                   832,530
                                                                                      -----------------
TOTAL INVESTMENTS - 102.3%  (Cost $2,250,364)                                                2,294,783
                                                                                      -----------------
Liabilities in excess of other assets - (2.3)%                                                 (52,592)
                                                                                      -----------------
TOTAL NET ASSETS - 100.0%                                                                   $ 2,242,191
                                                                                      =================

(a)  Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2000.
(c)  American Depository Receipt

Auxier Focus Fund                                           December 31, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $2,250,364)                      $ 2,294,783
Cash                                                                  1,790
Receivable for investments sold                                       1,151
Dividends receivable                                                  1,869
Interest receivable                                                   3,584
                                                            ------------------
   Total assets                                                   2,303,177

Liabilities
Accrued investment advisory fee                                       3,708
Income distribution payable                                              63
Payable for investments purchased                                    57,215
                                                            ------------------
   Total liabilities                                                 60,986
                                                            ------------------
Net Assets                                                      $ 2,242,191
                                                            ==================
Net Assets consist of:
Paid in capital                                                 $ 2,194,976
Accumulated undistributed net investment income (loss)               (1,116)
Accumulated undistributed net realized gain (loss)
on investments                                                        3,912
Net unrealized appreciation (depreciation) on investments            44,419
                                                            ------------------
Net Assets, for 213,129 shares                                  $ 2,242,191
                                                            ==================
Net Asset Value

Net asset value, offering and redemption price per share
($2,242,191 / 213,129)                                              $ 10.52

Auxier Focus Fund
Statement of Operations
for the six months ended December 31, 2000 (Unaudited)

Investment Income
Dividend income                                                     $ 7,140
Interest income                                                      18,975
                                                             -----------------
Total Income                                                         26,115

Expenses
Investment advisory fee                                              11,502
Trustees' fees                                                        1,029
                                                             -----------------
Total expenses before reimbursement                                  12,531
Reimbursed expenses                                                  (1,029)
                                                             -----------------
Total operating expenses                                             11,502
                                                             -----------------
Net Investment Income (Loss)                                         14,613
                                                             -----------------
Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                     3,902
Change in net unrealized appreciation (depreciation)
   on investment securities                                          99,328
                                                             -----------------
Net realized & unrealized gain (loss) on
  investment securities                                             103,230
                                                             -----------------
Net increase (decrease) in net assets resulting
  from operations                                                 $ 117,843
                                                             =================

Auxier Focus Fund
Statement of Changes in Net Assets

                                                                                   For the six
                                                                                     months ended       For the period
                                                                                  December 31, 2000     ended June 30,
                                                                                   (Unaudited)             2000 (a)
                                                                               -------------------     ------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                          $ 14,613               $ 14,099
   Net realized gain (loss) on investment securities                                        3,902                  5,975
   Change in net unrealized appreciation (depreciation)                                    99,328                (54,908)
                                                                               -------------------     ------------------
   Net increase (decrease) in net assets resulting from operations                        117,843                (34,834)
                                                                               -------------------     ------------------
Distributions to shareholders
   From net investment income                                                             (26,392)                (3,437)
   From capital gains                                                                      (5,965)                     -
                                                                               -------------------     ------------------
   Total distributions                                                                    (32,357)                (3,437)
                                                                               -------------------     ------------------
Share Transactions
   Net proceeds from sale of shares                                                       824,281              1,370,891
   Shares issued in reinvestment of distributions                                          32,294                  3,437
   Shares redeemed                                                                        (35,912)                   (15)
                                                                               -------------------     ------------------
Net increase (decrease) in net assets resulting
   from share transactions                                                                820,663              1,374,313
                                                                               -------------------     ------------------
Total increase (decrease) in net assets                                                   906,149              1,336,042
                                                                               -------------------     ------------------

Net Assets
   Beginning of period                                                                  1,336,042                      0
                                                                               -------------------     ------------------
   End of period [including accumulated undistributed net
   investment income (loss) of $(1,116) and $10,662, respectively]                    $ 2,242,191            $ 1,336,042
                                                                               ===================     ==================

Shares of capital stock of the Fund sold and redeemed:
  Shares sold                                                                              79,873                133,350
  Shares reinvested                                                                         3,080                    337
  Shares redeemed                                                                          (3,510)                    (1)
                                                                               -------------------     ------------------
Net increase in number of shares outstanding                                               79,443                133,686
                                                                               ===================     ==================

(a) For the period July 9, 1999 (Commencement of Operations) through June 30, 2000.

Auxier Focus Fund
Financial Highlights

                                                      For the six
                                                      months ended            Period ended
                                                      December 31,              June 30,
                                                      2000 (Unauditied)         2000 (c)
                                                   ---------------------   --------------------
Selected Per Share Data
Net asset value, beginning of period                          $ 9.99                  $ 10.00
                                                   ------------------      -------------------
Income from investment operations
   Net investment income (loss)                                 0.09                     0.18
   Net realized and unrealized gain (loss)                      0.47                    (0.16)
                                                   ------------------      -------------------
Total from investment operations                                0.56                     0.02
                                                   ------------------      -------------------
Less distributions:
   Distributions from net investment income                    (0.13)                   (0.03)
   Distributions from net realized gains                       (0.03)                    0.00
                                                   ------------------      -------------------
Total distributions                                            (0.03)                   (0.03)
                                                   ------------------      -------------------
Net asset value, end of period                               $ 10.52                   $ 9.99
                                                   ==================      ===================
Total Return                                                   6.87% (a)                0.23% (a)

Ratios and Supplemental Data
Net assets, end of period (000)                              $ 2,242                  $ 1,336
Ratio of expenses to average net assets                        1.35% (b)                1.35% (b)
Ratio of expenses to average net assets
   before reimbursement                                        1.47% (b)                1.62% (b)
Ratio of net investment income to
   average net assets                                          1.72% (b)                1.84% (b)
Ratio of net investment income to
   average net assets before reimbursement                     1.59% (b)                1.57% (b)
Portfolio turnover rate                                       65.55% (b)              192.04% (b)

(a) For periods of less than a full year, total return is not annualized. (b) Annualized (c) For the period July 9, 1999 (Commencement of Operations) through June 30, 2000.
See accompanying notes which are an integral part of the financial statements.

                                Auxier Focus Fund
                          Notes to Financial Statements
                          December 31, 2000 (Unaudited)


NOTE 1.  ORGANIZATION

     The Auxier Focus Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on March 22, 1999 and commenced operations on July 9, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified series of the Trust. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the advisor's opinion the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

 Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                Auxier Focus Fund
                          Notes to Financial Statements
                    December 31, 2000 (Unaudited) - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Auxier Asset Management, LLC, 8050 S. W. Warm Springs, Suite 130, Tualatin, OR 97062 (the "Advisor"), serves as investment advisor to the Fund. As of December 31, 2000, the Advisor manages approximately $175 million in assets. J. Jeffrey Auxier is President and Chief Investment Officer of the Advisor and is responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended December 31, 2000, the Advisor received a fee of $11,502 from the Fund. The Advisor has contractually agreed to limit the total expenses of the Fund (excluding borrowing costs, taxes, brokerage fees and commissions and extraordinary expenses) to an annual rate of 1.35% of the average net assets of the Fund through October 31, 2001. For the six months ended December 31, 2000, the Advisor reimbursed expenses of $1,029.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective as of the same date, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to the Distributor for the six months ended December 31, 2000. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.


NOTE 4.  INVESTMENTS

     For the six months ended December 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $1,015,903 and $335,912, respectively. As of December 31, 2000, the gross unrealized appreciation for all securities totaled $236,441 and the gross unrealized depreciation for all securities totaled $192,022 for a net unrealized depreciation of $44,419. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $2,250,364.


                                Auxier Focus Fund
                          Notes to Financial Statements
                    December 31, 2000 (Unaudited) - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2000, J. Jeffery Auxier, the President and Chief Investment Officer of the Advisor, beneficially owned in aggregate more than 32% of the Fund.

                                GJMB GROWTH FUND











                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2000
                                   (UNAUDITED)








                                  FUND ADVISOR:

                          GAMBLE, JONES, MORPHY & BENT
                     301 EAST COLORADO BOULEVARD, SUITE 802
                           PASADENA, CALIFORNIA 91101






FOR A PROSPECTUS AND MORE INFORMATION, INCLUDING CHARGES AND EXPENSES CALL 1-888-912-4562. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. SHARES, WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S INCEPTION DATE IS DECEMBER 31, 1998. DISTRIBUTED BY UNIFIED FINANCIAL SECURITIES, INC.

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000
(UNAUDITED)
                                                                                           0

COMMON STOCKS - 91.3%                                          SHARES                        VALUE

BEVERAGES - 3.4%
Coca-Cola Co.                                                       7,500                      $ 457,031
                                                                                        -----------------
COMPUTER & OFFICE EQUIPMENT - 3.5%
Hewlett-Packard Co.                                                14,700                        463,969
                                                                                        -----------------
COMPUTER COMMUNICATIONS EQUIPMENT - 3.3%
Cisco Systems, Inc. (a)                                            11,500                        439,875
                                                                                        -----------------
COMPUTER STORAGE DEVICES - 3.8%
EMC Corp. (a)                                                       7,600                        505,400
                                                                                        -----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.5%
General Electric Co.                                                7,000                        335,563
                                                                                        -----------------
ELECTRONIC COMPUTERS - 3.3%
Sun Microsystems, Inc. (a)                                         15,600                        434,850
                                                                                        -----------------
FEDERAL & FEDERALLY-SPONSORED CREDIT AGENCIES - 2.6%
Federal National Mortgage Association                               4,000                        347,000
                                                                                        -----------------
FIRE, MARINE & CASUALTY INSURANCE - 2.7%
American International Group, Inc.                                  3,600                        354,825
                                                                                        -----------------
INSTRUMENTS FOR MEASUREMENT & TESTING OF ELECTRICITY & ELECTRIC SIGNALS - 3.9%
Agilent Technologies, Inc.                                          9,500                        520,125
                                                                                        -----------------
MOTOR VEHICLE PARTS & ACCESSORIES - 2.5%
Honeywell International, Inc.                                       7,000                        331,188
                                                                                        -----------------
MOTOR VEHICLES & PASSENGER CAR BODY MANUFACTURING - 2.2%
Ford Motor Co.                                                     12,301                        288,305
                                                                                        -----------------
NATIONAL COMMERCIAL BANKS - 11.0%
Bank of America Corp.                                               8,200                        376,175
Citigroup, Inc.                                                     6,300                        321,694
FleetBoston Financial Corp.                                         9,600                        360,600
U.S. Bancorp                                                       13,700                        399,869
                                                                                        -----------------
                                                                                               1,458,338
                                                                                        -----------------
PETROLEUM REFINING - 0.9%
Chevron Corp.                                                       1,500                        126,656
                                                                                        -----------------
PHARMACEUTICAL PREPARATIONS - 12.2%
Abbott Laboratories                                                 5,400                        261,562
American Home Products Corp.                                        4,400                        279,620
Bristol-Myers Squibb Co.                                            3,700                        273,569
Johnson & Johnson                                                   2,600                        273,162
Merck & Co., Inc.                                                   2,800                        262,150
Pfizer, Inc.                                                        5,800                        266,800
                                                                                        -----------------
                                                                                               1,616,863
                                                                                        -----------------

GJMB GROWTH FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2000 (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED                                      SHARES                        VALUE

PREPACKAGED SOFTWARE - 7.1%
Microsoft Corp. (a)                                                10,100                      $ 438,088
Oracle Corp. (a)                                                   17,300                        502,781
                                                                                        -----------------
                                                                                                 940,869
                                                                                        -----------------
RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 4.2%
Motorola, Inc.                                                     27,800                        562,950
                                                                                        -----------------
RADIO TELEPHONE COMMUNICATIONS - 2.7%
Vodafone Group PLC (c)                                             10,000                        358,125
                                                                                        -----------------
RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.8%
Home Depot, Inc.                                                   11,200                        511,700
                                                                                        -----------------
SEMICONDUCTOR & RELATED DEVICES - 6.7%
Intel Corp.                                                        14,100                        423,881
Texas Instruments, Inc.                                            10,000                        473,750
                                                                                        -----------------
                                                                                                 897,631
                                                                                        -----------------
SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES & COSMETICS - 4.0%
Procter & Gamble Co.                                                6,700                        525,531
                                                                                        -----------------
TELEPHONE COMMUNICATIONS (NO RADIO TELEPHONE) - 5.0%
AT&T Corp.                                                         15,000                        258,750
Verizon Communications                                              3,000                        150,375
WorldCom, Inc. (a)                                                 18,500                        260,156
                                                                                        -----------------
                                                                                                 669,281
                                                                                        -----------------

TOTAL COMMON STOCKS (COST $11,973,106)                                                      $ 12,146,075
                                                                                        -----------------

                                                              PRINCIPAL
                                                               AMOUNT                        VALUE

Money Market Securities - 4.7%
Firstar Treasury Fund, 5.27% (b) (Cost $629,383)                  629,383                      $ 629,383
                                                                                        -----------------

TOTAL INVESTMENTS - 96.0% (COST $12,602,489)                                                  12,775,458
                                                                                        -----------------
CASH AND OTHER ASSETS LESS LIABILITIES - 4.0%                                                    527,766
                                                                                        -----------------
TOTAL NET ASSETS - 100.0%                                                                   $ 13,303,224
                                                                                        =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2000.
(c) American Depositary Receipt

GJMB GROWTH FUND                                                                       DECEMBER 31, 2000
STATEMENT OF ASSETS & LIABILITIES
(UNAUDITED)

ASSETS
Investment in securities (cost $12,602,489)                                                 $ 12,775,458
Cash                                                                                             526,593
Receivable for fund shares sold                                                                    2,090
Dividends receivable                                                                               9,072
Interest receivable                                                                                3,674
                                                                                      -------------------
   TOTAL ASSETS                                                                               13,316,887
                                                                                      -------------------

LIABILITIES
Accrued investment advisory fee payable                                                         $ 12,764
Income distribution payable                                                                          899
                                                                                      -------------------
   TOTAL LIABILITIES                                                                              13,663
                                                                                      -------------------

NET ASSETS                                                                                  $ 13,303,224
                                                                                      ===================

NET ASSETS CONSIST OF:
Paid in capital                                                                             $ 13,383,486
Accumulated undistributed net investment income                                                      436
Accumulated net realized loss on investments                                                    (253,667)
Net unrealized appreciation on investments                                                       172,969
                                                                                      -------------------

NET ASSETS,  for 1,213,131 shares                                                           $ 13,303,224
                                                                                      ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($13,303,224 / 1,213,131)                          $ 10.97
                                                                                      ===================

GJMB GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
(UNAUDITED)

INVESTMENT INCOME
Dividend income                                                                                  $ 69,607
Interest income                                                                                    37,493
                                                                                           ---------------
TOTAL INCOME                                                                                      107,100

EXPENSES
Investment advisory fee                                                                          $ 80,827
Trustees' fees                                                                                      1,029
                                                                                           ---------------
Total expenses before reimbursement                                                                81,856
Reimbursed expenses                                                                                (1,029)
                                                                                           ---------------
TOTAL OPERATING EXPENSES                                                                           80,827
                                                                                           ---------------

NET INVESTMENT INCOME                                                                              26,273
                                                                                           ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investment securities                                                       (288,240)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                    (1,201,457)
                                                                                           ---------------
Net realized and unrealized gain (loss) on investment securities                               (1,489,697)
                                                                                           ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $(1,463,424)
                                                                                           ===============

GJMB GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                           DECEMBER 31, 2000              YEAR ENDED
                                                                              (UNAUDITED)               JUNE 30, 2000
                                                                         ----------------------     -----------------------
Increase (Decrease) in Net Assets

OPERATIONS
   Net investment income                                                              $ 26,273                    $ 38,293
   Net realized gain (loss) on investment securities                                  (288,240)                    414,873
   Change in net unrealized appreciation (depreciation)                             (1,201,457)                    903,367
                                                                         ----------------------     -----------------------
   Net increase (decrease) in net assets resulting from operations                  (1,463,424)                  1,356,533
                                                                         ----------------------     -----------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                          (59,414)                    (11,391)
   From net realized gains                                                            (380,299)                    (34,483)
                                                                         ----------------------     -----------------------
   Total distributions                                                                (439,713)                    (45,874)
                                                                         ----------------------     -----------------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                         2,059,044                   5,493,847
   Reinvestment of distributions                                                       438,814                      45,673
   Amount paid for shares repurchased                                                 (258,722)                   (385,290)
                                                                         ----------------------     -----------------------
   Net increase in net assets resulting
      from capital share transactions                                                2,239,136                   5,154,230
                                                                         ----------------------     -----------------------
TOTAL INCREASE IN NET ASSETS                                                           335,999                   6,464,889
                                                                         ----------------------     -----------------------

NET ASSETS
   Beginning of period                                                              12,967,225                   6,502,336
                                                                         ----------------------     -----------------------
   End of period [including accumulated undistributed net
      investment income of $436 and $33,577, respectively]                        $ 13,303,224                $ 12,967,225
                                                                         ======================     =======================

CAPITAL SHARE TRANSACTIONS

   Shares sold                                                                         171,256                     460,218
   Shares issued in reinvestment of distributions                                       40,876                       3,651
   Shares repurchased                                                                  (21,390)                    (31,407)
                                                                         ----------------------     -----------------------

   Net increase (decrease) from capital transactions                                   190,742                     432,462
                                                                         ======================     =======================

GJMB GROWTH FUND
FINANCIAL HIGHLIGHTS
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2000             YEAR ENDED               PERIOD ENDED
                                                       (UNAUDITED)              JUNE 30, 2000            JUNE 30, 1999 (A)
                                                   --------------------       -------------------       --------------------
SELECTED PER SHARE DATA

Net asset value, beginning of period                           $ 12.68                   $ 11.02                    $ 10.00
                                                   --------------------       -------------------       --------------------
Income from investment operations
   Net investment income                                          0.02                      0.05                       0.02
   Net realized and unrealized gain                              (1.34)                     1.67                       1.00
                                                   --------------------       -------------------       --------------------
Total from investment operations                                 (1.32)                     1.72                       1.02
                                                   --------------------       -------------------       --------------------
Less distributions:
   From net investment income                                    (0.05)                    (0.02)                      0.00
   From net realized gains                                       (0.34)                    (0.04)                      0.00
                                                   --------------------       -------------------       --------------------
Total distributions                                              (0.39)                    (0.06)                      0.00
                                                   --------------------       -------------------       --------------------

Net asset value, end of period                                 $ 10.97                   $ 12.68                    $ 11.02
                                                   ====================       ===================       ====================

TOTAL RETURN                                                    (10.06)%(c)               15.61%                     10.20% (c)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                                $13,303                   $12,967                     $6,502
Ratio of expenses to average net assets                          1.20%  (b)                1.20%                      1.20% (b)
Ratio of expenses to average net assets
   before reimbursement                                          1.22%  (b)                1.22%                      1.25% (b)
Ratio of net investment income to
   average net assets                                            0.39%  (b)                0.40%                      0.34% (b)
Ratio of net investment income to
   average net assets before reimbursement                       0.37%  (b)                0.38%                      0.28% (b)
Portfolio turnover rate                                         62.61%  (b)               16.99%                     24.26% (b)

(a)  December 31, 1998 (commencement of operations) to June 30, 1999.
(b)  Annualized
(c)  For a period of less than a full year, the total return is not annualized.

                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2000 (UNAUDITED)

NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on October 22, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long- term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Gamble, Jones, Morphy & Bent (the "Advisor") to manage the Fund's investments. The Advisor became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. Thomas S. Jones, President of the Advisor, and Thomas W. Bent, Executive Vice President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the executive committee of the Advisor. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is actively involved in determining the overall make-up of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended December 31, 2000 the Advisor received a fee of $80,827 from the Fund. The Advisor has contractually agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.20% through October 31, 2004. For the six months ended December 31, 2000, the Advisor reimbursed expenses of $1,029. There is no assurance that such reimbursement will continue beyond October 31, 2004.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc. ("Unified"), both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc., still a wholly owned subsidiary of Unified Financial Services, Inc. Certain members of management of Unified Fund Services, Inc. are also trustees and/or officers of the Trust.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective as of the same date, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to the Distributor for the six months ended December 31, 2000. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the six months ended December 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $6,487,786 and $3,757,318, respectively. As of December 31, 2000, the gross unrealized appreciation for all securities totaled $1,553,384 and the gross unrealized depreciation for all securities totaled $1,380,415 for a net unrealized appreciation of $172,969. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $12,602,489.

                                GJMB GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 2000 (UNAUDITED) - CONTINUED

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2000, Charles Schwab & Co. held 94.92% of the outstanding Fund shares in an omnibus account for the benefit of others.

December 31, 2000

Dear Fellow Shareholders,

         First, here is a quick review of our strategy. The IMS Capital Value Fund employs a fundamental value approach, diversifying its holdings across all major sectors of the market. The Fund seeks to identify undervalued companies in opportunistic industries that are showing concrete signs of positive business momentum.
         In terms of last year's performance, 2000 was a year in which the major market averages posted significant declines. For the year ending December 31, 2000, the blue chip Dow Jones Industrial Average slid 6.18%, its worst yearly decline since 1990, the S & P 500 Index fell 10.14% and the tech-heavy NASDAQ dropped 39.29%. The IMS Capital Value Fund lost 4.73% over the same period.
         The Fund's return takes into account a 49-cent distribution of long-term capital gains on December 29, 2000. Since most shareholders choose to have their dividend and capital gain distributions reinvested, the effect of the distribution was a wash. Most shareholders now own more shares, but each share is worth less. The small distribution relative to the fund's NAV and its favorable tax treatment (100% long-term capital gain) demonstrate our continued emphasis on tax-efficiency. This emphasis is only important if you happen to hold the Fund in a taxable account.
         Because of the timing of the distribution, some brokerage custodians failed to correctly value the shares and/or the number of shares held, resulting in statements that may have understated the total value of your position in the Fund as of year-end. In order to avoid this situation going forward, we have taken steps to make sure any future distributions occur in early December.
         We are very optimistic on the market and on the prospects for the Fund's holdings for the coming year. In August of 2001, our fund will have a five-year track record, something we have been looking forward to for quite awhile. A warm thanks to all our loyal clients and shareholders; your dedication over this past year has not gone unnoticed. All of us at IMS sincerely appreciate the confidence and trust you have placed with us and we will continue working hard to earn it as we strive to make the IMS Capital Value Fund one of the most successful and respected funds in our industry.

Sincerely,


Carl W. Marker
Portfolio Manager
IMS Capital Value Fund

                                Returns for the Periods Ended December 31, 2000

                                                              Average         Average
                                                              Annual       Annual Return
                                                              3 Year      Since Inception
Fund/Index                      Six Months       1 Year       Return      (August 5, 1996)
----------                      ----------       ------       -------      ----------------

IMS Capital Value Fund             -9.52%        -4.73%        8.31%           9.80%
Russell Mid-Cap Value Index        20.02%        19.19%        7.75%          15.91%

                              Performance Summary
                               December 31, 2000

                     Russell       IMS
                     Mid-Cap     Capital
                      Value       Value
Date                  Index       Fund
 8/5/96              $10,000     $10,000
 9/30/96             $10,504     $10,500
12/31/96             $11,410     $11,140
 3/31/97             $11,604     $11,720
 6/30/97             $13,066     $12,450
 9/30/97             $14,732     $13,220
12/31/97             $15,331     $11,888
 3/31/98             $16,863     $13,602
 6/30/98             $16,430     $13,235
 9/30/98             $14,186     $11,209
12/31/98             $16,110     $13,462
 3/31/99             $15,609     $13,979
 6/30/99             $17,354     $15,693
 9/30/99             $15,508     $13,623
12/31/99             $16,093     $15,855
 3/31/00             $16,255     $17,392
 6/30/00             $15,982     $16,696
 9/30/00             $17,524     $16,492
12/31/00             $19,182     $15,106

                         IMS Capital Value Fund $15,106
                      Russell Mid-Cap Value Index $19,182

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell Mid-Cap Value Index on August 5, 1996 (inception of the
Fund) and held through December 31, 2000. The index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS.

                      Top Ten Holdings - December 31, 2000

                 Waste Management, Inc.                      5.30%
                 Conseco, Inc.                               5.04%
                 Pacificare Health Systems, Inc. - Class B   4.30%
                 Chiron Corp.                                4.25%
                 T. Rowe Price Associates, Inc.              4.24%
                 Gentiva Health Services, Inc.               4.22%
                 Wm. Wrigley Jr. Co.                         4.12%
                 Novell, Inc.                                3.99%
                 Niagara Mohawk Holdings, Inc.               3.83%
                 Officemax, Inc.                             3.71%

IMS Capital Value Fund
Schedule of Investments - December 31, 2000 (Unaudited)

Common Stocks - 92.3%                                 Shares                   Value

Accident & Health Insurance - 5.0%
Conseco, Inc.                                           40,000                 $ 527,500
                                                                           --------------
Air Courier Services - 2.3%
FedEx Corp. (a)                                          6,000                   239,760
                                                                           --------------
Computer Communications Equipment - 1.5%
3Com Corp. (a)                                          18,000                   153,000
                                                                           --------------
Computer Terminals - 1.6%
Palm, Inc. (a)                                           5,932                   167,950
                                                                           --------------
Dolls & Stuffed Toys - 1.0%
Marvel Enterprises, Inc. (a)                            70,000                   100,625
                                                                           --------------
Electric & Other Services Combined - 3.8%
Niagara Mohawk Holdings, Inc. (a)                       24,000                   400,500
                                                                           --------------
Electrical Industrial Apparatus - 3.5%
American Power Conversion, Inc. (a)                     30,000                   371,250
                                                                           --------------
Fats & Oils - 3.6%
Archer Daniels Midland Co.                              25,000                   375,000
                                                                           --------------
Hospital & Medical Service Plans - 4.3%
PacifiCare Health Systems, Inc. - Class B               30,000                   450,000
                                                                           --------------
National Commercial Banks - 2.9%
Citigroup, Inc.                                          6,000                   306,375
                                                                           --------------
Petroleum Refining - 2.5%
Pennzoil-Quaker State, Inc.                             20,000                   257,500
                                                                           --------------
Pharmaceutical Preparations - 4.3%
Chiron Corp. (a)                                        10,000                   445,000
                                                                           --------------
Radio & TV Broadcasting & Communications Equipment - 3.7%
Gilat Satellite Networks Ltd.                            8,000                   204,000
Motorola, Inc.                                           9,000                   182,250
                                                                           --------------
                                                                                 386,250
                                                                           --------------
Refuse Systems - 5.3%
Waste Management, Inc.                                  20,000                   555,000
                                                                           --------------
Retail - Hobby, Toy & Game Shops - 1.6%
Toys R Us, Inc. (a)                                     10,000                   166,875
                                                                           --------------
Retail - Miscellaneous Shopping Goods Stores - 3.7%
Officemax, Inc.                                        135,000                   388,125
                                                                           --------------
Security & Commodity Brokers, Dealers,
  Exchanges &  Services - 4.2%
T. Rowe Price Associates, Inc.                          10,500                   443,789
                                                                           --------------
Security Brokers, Dealers & Flotation Companies - 2.8%
Knight Trading Group, Inc.                              21,000                   292,687
                                                                           --------------
IMS Capital Value Fund
Schedule of Investments - December 31, 2000 (Unaudited) - continued

Common Stocks - 92.3% - continued                     Shares                   Value

Semiconductors & Related Devices - 6.2%
Atmel Corp.                                             29,000                 $ 337,125
Intel Corp.                                              4,000                   120,250
LSI Logic Corp.                                         11,000                   187,990
                                                                           --------------
                                                                                 645,365
                                                                           --------------
Services - Computer Processing & Data Preparation - 2.6%
DST Systems, Inc. (a)                                    4,000                   268,000
                                                                           --------------
Services - Help Supply Services - 4.2%
Gentiva Health Services, Inc. (a)                       33,000                   441,375
                                                                           --------------
Services - Personal Services - 5.4%
Block (H&R), Inc.                                        9,000                   372,375
Cendant Corp. (a)                                       20,000                   192,500
                                                                           --------------
                                                                                 564,875
                                                                           --------------
Services - Prepackaged Software - 8.2%
Novell, Inc. (a)                                        80,000                   417,504
Oracle Corp. (a)                                         6,000                   174,375
Symantec Corp. (a)                                       8,000                   267,000
                                                                           --------------
                                                                                 858,879
                                                                           --------------
Sugar & Confectionery Products - 4.1%
Wm. Wrigley Jr. Company                                  4,500                   431,156
                                                                           --------------
Telephone Communications (No Radio Telephone) - 4.0%
AT&T Corp.                                               8,000                   138,000
Centurytel, Inc.                                         8,000                   286,000
                                                                           --------------
                                                                                 424,000
                                                                           --------------
TOTAL COMMON STOCKS (Cost $8,835,474)                                        $ 9,660,836
                                                                           --------------
                                                      Principal
                                                       Amount                   Value

Money Market Securities - 6.7%
Firstar Treasury Fund, 5.55% (b) (Cost $696,764)       696,764                 $ 696,764
                                                                           --------------

TOTAL INVESTMENTS - 99.0% (Cost $9,532,238)                                   10,357,600
                                                                           --------------
Cash and other assets less liabilities - 1.0%                                    109,458
                                                                           --------------
TOTAL NET ASSETS - 100.0%                                                   $ 10,467,058
                                                                           ==============

(a)  Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2000.

IMS Capital Value Fund                                                December 31, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $9,532,238)                               $ 10,357,600
Cash                                                                          126,672
Dividends receivable                                                            4,935
Interest receivable                                                             2,269
Receivable for fund shares sold                                                60,374
Deferred organization costs                                                     7,591
                                                                      ------------------
   Total assets                                                             10,559,441
                                                                      ------------------
Liabilities
Accrued investment advisory fee payable, net of waiver                             422
Other payables and accrued expenses                                              9,586
Payable for fund shares repurchased                                             82,375
                                                                      ------------------
   Total liabilities                                                            92,383
                                                                      ------------------

Net Assets                                                                $ 10,467,058
                                                                      ==================
Net Assets consist of:
Paid in capital                                                             $ 9,187,874
Accumulated net investment loss                                                 (31,412)
Accumulated undistributed net realized gain on investments                      485,234
Net unrealized appreciation on investments                                      825,362
                                                                       ------------------
Net Assets, for 864,759 shares                                             $ 10,467,058
                                                                       ==================
Net Asset Value
Offering price and redemption price per share ($10,467,058 / 864,759)           $ 12.10
                                                                       ==================
IMS Capital Value Fund
Statement of Operations
for the six months ended December 31, 2000
(Unaudited)

Investment Income
Dividend income                                                                $ 36,400
Interest income                                                                  21,723
                                                                       -------------------
Total Income                                                                     58,123
                                                                       -------------------
Expenses
Investment advisory fee                                                          70,953
Transfer agent fees [Note 3]                                                     14,015
Administration fees [Note 3]                                                     11,347
Pricing & bookkeeping fees [Note 3]                                              10,500
Audit fees                                                                        3,281
Legal fees                                                                        3,492
Amortization of organizational expenses                                           2,390
Custodian fees                                                                    2,155
Registration fees                                                                 1,143
Trustees' fees                                                                    1,061
Shareholder reports                                                               1,000
Insurance                                                                            72
Miscellaneous expense                                                               115
                                                                       -------------------
Total expenses before reimbursement                                             121,524
Reimbursed expenses                                                             (31,989)
                                                                       -------------------
Total operating expenses                                                         89,535
                                                                       -------------------
Net Investment Loss                                                             (31,412)
                                                                       -------------------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                       612,129
Change in net unrealized appreciation (depreciation)
   on investment securities                                                   (1,679,233)
                                                                       -------------------
Net realized and unrealized gain (loss)
   on investment securities                                                    (1,067,104)
                                                                       -------------------
Net decrease in net assets resulting from operations                         $ (1,098,516)
                                                                       ===================

IMS Capital Value Fund
Statement of Changes in Net Assets

                                                                                     Six Months               Year
                                                                                       Ended                 Ended
                                                                                    December 31, 2000       June 30,
                                                                                    (Unaudited)               2000
                                                                                  -----------------     -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                                   $ (31,412)            $ (40,468)
   Net realized gain on investment securities                                              612,129               333,492
   Change in net unrealized appreciation (depreciation)                                 (1,679,233)              431,787
                                                                                  -----------------     -----------------
   Net increase (decrease) in net assets resulting from operations                      (1,098,516)              724,811
                                                                                  -----------------     -----------------
Distributions to shareholders
   From net realized gain                                                                 (405,947)           (1,175,174)
                                                                                  -----------------     -----------------
   Total distributions                                                                    (405,947)           (1,175,174)
                                                                                  -----------------     -----------------
Capital Share Transactions
   Net proceeds from sale of shares                                                        535,586               918,215
   Reinvestment of distributions                                                           394,976             1,165,509
   Amount paid for repurchase of shares                                                   (543,615)           (1,656,678)
                                                                                  -----------------     -----------------
   Net increase in net assets resulting from capital share transactions                    386,947               427,046
                                                                                  -----------------     -----------------
Total decrease in net assets                                                            (1,117,516)              (23,317)

Net Assets
   Beginning of period                                                                  11,584,574            11,607,891
                                                                                  -----------------     -----------------
   End of period [including accumulated net
      investment loss of $31,412 and $0, respectively]                                $ 10,467,058          $ 11,584,574
                                                                                  =================     =================
Capital Share Transactions:
Shares sold                                                                                 39,922                67,647
Shares issued in reinvestment of distributions                                              32,642                89,723
Shares repurchased                                                                         (40,475)             (121,795)
                                                                                  -----------------     -----------------
Net increase from capital transactions                                                      32,089                35,575
                                                                                  =================     =================

IMS Capital Value Fund
Financial Highlights

                                                                                                 C>
                                       Six months
                                         ended                                                                        Period
                                      December 31,   Year ended   Period ended                                         ended
                                         2000         June 30,      June 30,          Years ended October 31,        October 31,
                                      (Unaudited)      2000          1999(c)            1998           1997             1996(d)
                                     ------------    ----------    -----------    -------------    ------------      -------------
Selected Per Share Data
Net asset value, beginning of period  $ 13.91        $ 14.56         $ 11.28          $ 12.06        $ 10.76          $ 10.00
                                     ------------   ------------   -------------  -------------    -------------     --------------
Income from investment operations:
  Net investment income (loss)          (0.04)         (0.05)           0.00            (0.06)         (0.08)            (0.01)
  Net realized and unrealized gain      (1.28)          0.88            3.28             0.12           1.38              0.77
                                     ------------  -------------   -------------  --------------   --------------     -------------
Total from investment operations        (1.32)          0.83            3.28             0.06           1.30              0.76
                                     ------------  -------------   -------------  --------------   --------------     -------------
  From net investment income             0.00           0.00            0.00            (0.03)          0.00              0.00
  From net realized gain                (0.49)         (1.48)           0.00            (0.81)          0.00              0.00
                                    -------------  -------------   -------------  --------------   --------------     -------------
Total distributions                     (0.49)         (1.48)           0.00            (0.84)          0.00              0.00
                                    -------------  -------------   -------------  --------------   --------------     -------------
Net asset value, end of period        $ 12.10        $ 13.91         $ 14.56          $ 11.28        $ 12.06           $ 10.76
                                    =============  =============   =============  ==============   ==============     =============
Total Return                           (9.52)%(b)       6.39%          29.08% (b)        2.27%         12.08%             7.60%(b)

Ratios and Supplemental Data
Net assets, end of period (000)        $10,467        $11,585         $11,608          $11,524         $9,932             $4,741
Ratio of expenses to
   average net assets                  1.59% (a)        1.59%           1.59% (a)        1.73%           1.97%             1.84%(a)
Ratio of expenses to average net
   assets before reimbursement         2.16% (a)        2.08%           2.50% (a)        2.34%           2.54%             3.92%(a)
Ratio of net investment income
   (loss) to average net assets       (0.56)%(a)       (0.36)%         (0.04)%(a)       (0.53)%         (0.64)%          (0.25)%(a)
Ratio of net investment income
   (loss) to average net assets
    before reimbursement              (1.13)%(a)       (0.84)%         (0.95)%(a)        (1.14)%         (1.20)%         (2.32)%(a)
Portfolio turnover rate               82.90% (a)       75.69%          68.16% (a)        81.74%          34.76%            3.56%(a)

(a)  Annualized
(b)  For a period of less than a full year, the total return is not annualized.
(c)  For the period November 1, 1999 through June 30, 1999.
(d)  August 5, 1996 (commencement of operations) to October 31, 1996

See accompanying notes which are an integral part of the financial statements.

                             IMS Capital Value Fund
                          Notes To Financial Statements
                                December 31, 2000
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     IMS Capital Value Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on July 29, 1996, and commenced operations on August 5, 1996. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term growth. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

      Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassed to paid in capital.


                             IMS Capital Value Fund
                          Notes To Financial Statements
                    December 31, 2000 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. (the "Advisor") to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. For the six months ended December 31, 2000 the Advisor received fees of $70,953 from the Fund. The Advisor has contractually agreed to reimburse Fund expenses to the extent necessary to maintain total operating expenses at the rate of 1.59% of net assets through October 31, 2004. For the six months ended December 31, 2000 the Advisor reimbursed expenses of $31,989. There is no assurance that such arrangement will continue in the future.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.20% of the Fund's assets with no monthly minimum.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $750). For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million).

     Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective as of the same date, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to the Distributor for the six months ended December 31, 2000. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

     For the six months ended December 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $4,299,935 and $4,896,651, respectively. The gross unrealized appreciation for all securities totaled $1,979,635 and the gross unrealized depreciation for all securities totaled $1,154,273 for a net unrealized appreciation of $825,362. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $9,532,238.

                             IMS Capital Value Fund
                          Notes To Financial Statements
                    December 31, 2000 (Unaudited) - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JUMPER STRATEGIC ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2000 (Unaudited)

CONVERTIBLE PREFERRED STOCKS - 0.4%
number of shares                                                                                      market value

           500       TXU Corp. 9.25% (Cost $22,983)                                                         $ 25,219
                                                                                                    -----------------

NOTES - 99.6%
par value                                                                                             market value

                     CORPORATE BONDS - 77.5%
       125,000       Beneficial Corp. 6.28%, 1/15/2002                                                       125,147
        75,000       Comdisco, Inc. 7.23%, 8/16/2001                                                          70,268
       200,000       Comdisco, Inc. 7.25%, 9/1/2002                                                          171,000
        50,000       Comdisco, Inc. SR NT 5.75%, 2/15/2001                                                    49,250
        75,000       Cox Communications, Inc. 6.864%, 8/15/2001                                               74,837
        50,000       Donaldson Lufkin J. 6.25%, 8/01/2001                                                     50,013
        75,000       EOP Operating LP 6.376%, 2/15/2002                                                       74,597
       250,000       Finova Capital Corp. 6.625%, 9/15/2001                                                  171,250
       250,000       Ford Credit Corp. 8.00%, 06/01/2002                                                     255,529
        50,000       General Motors Acceptance Corp. 9.125%, 7/15/2001                                        50,712
        75,000       General Motors Acceptance Corp. 6.00%, 2/01/2002                                         74,822
       310,000       General Motors Acceptance Corp. 6.40%, 8/30/2001                                        310,486
       400,000       Hertz Corp. 7.375%, 6/15/2001                                                           400,543
       325,000       ICI Wilmington, Inc. 6.75%, 9/15/2002                                                   324,279
       125,000       International Lease Financial Corp. 6.375%, 2/15/2002                                   125,489
       250,000       Leman Brothers, Inc. 7.00%, 10/1/2002                                                   252,770
        50,000       Leman Brothers Holdings, Inc. 6.90%, 3/30/2001                                           50,070
       100,000       Lockheed Martin 6.85%, 5/15/2001                                                         99,936
       125,000       MBNA Corp. 6.12%, 8/13/2001                                                             124,790
        50,000       Midlantic Corp. 9.20%, 8/01/2001                                                         50,815
        75,000       Paine Webber Group 9.25%, 12/15/2001                                                     77,201
        50,000       Paine Webber Group 6.585%, 7/23/2001                                                     50,137
        50,000       Philip Morris Co. 9.00%, 1/01/2001                                                       50,000
       150,000       Popular, Inc. 6.20%, 4/30/2001                                                          149,903
        75,000       Raytheon Co. 5.95%, 3/15/2001                                                            74,782
        75,000       Ryder System, Inc. 6.67%, 8/30/2001                                                      74,464
       100,000       Sherwin-Williams Co. 6.50%, 2/01/2002                                                    99,800
       270,000       Tyco International Group 6.125%, 6/15/2001                                              268,987
       625,000       USG Corp. 9.25%, 9/15/2001                                                              584,389
       325,000       Westinghouse Electric Corp. 8.875%, 6/01/2001                                           327,452
       124,000       Williams Cos.,  Inc. 6.50%, 11/15/2002                                                  123,957
        75,000       Xerox Corp. 8.125%, 4/15/2002                                                            51,375
       250,000       Xerox Corp. 5.75%, 5/15/2002                                                            176,093
                                                                                                    -----------------
                                                                                                           5,015,143
                                                                                                    -----------------
                     AGENCY OBLIGATIONS -15.9%
       525,000       Federal Home Loan Bank 7.78%, 2/04/2003                                                 532,713
       500,000       Federal National Mortgage Association 5.21%, 9/11/2001                                  497,521
                                                                                                    -----------------
                                                                                                    -----------------
                                                                                                           1,030,234
                                                                                                    -----------------
JUMPER STRATEGIC ADVANTAGE FUND
SCHEDULE OF INVESTMENTS - continued
As of December 31, 2000 (Unaudited)

NOTES - 99.6%
par value                                                                                             market value
                     U. S. GOVERNMENT SECURITIES - 6.2%
       400,000       U. S. Treasury Note 5.625%, 11/30/2002                                                  403,406
                                                                                                    -----------------

                     Total Notes (cost $6,669,848)                                                         6,448,783
                                                                                                    -----------------

                     TOTAL INVESTMENTS - 100.0% (identified cost $6,692,831)                             $ 6,474,002
                                                                                                    -----------------

                     Liabilities in Excess of Other Assets - (0.0)%                                           (1,162)
                                                                                                    -----------------

                     NET ASSETS - 100.0%                                                                 $ 6,472,840
                                                                                                    =================

JUMPER STRATEGIC ADVANTAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000 (Unaudited)

ASSETS
                                                                                                            amount

       Investments in Securities at Value (identified cost $6,692,831 )                                $ 6,474,002
       Interest Receivable                                                                                 104,605
                                                                                                     --------------

       Total Assets                                                                                      6,578,607
                                                                                                     --------------

LIABILITIES
                                                                                                            amount

       Payable to Custodian Bank                                                                            70,108
       Accrued Dividend                                                                                     28,537
       Accrued Investment Advisory Fee                                                                       3,976
       Accrued 12b-1 Fees                                                                                    3,146
                                                                                                     --------------

       Total Liabilities                                                                                   105,767
                                                                                                     --------------

NET ASSETS
                                                                                                            amount

       Class A Shares:
         Net Assets                                                                                    $ 4,635,568
         Net Asset Value, Offering price
            and redemption price per share ($4,635,568/ 2,439,749)                                          $ 1.90
                                                                                                     --------------

       Class B Shares:
         Net Assets                                                                                    $ 1,837,272
         Net Asset Value, Offering price
            and redemption price per share ($1,837,272/ 968,780)                                            $ 1.90
                                                                                                     --------------
       Net Assets                                                                                        6,472,840
                                                                                                     ==============

SOURCES OF NET ASSETS

       At December 31, 2000, Net Assets Consisted of:
         Paid-in Capital                                                                                 6,781,792
         Net Undistributed Investment Income                                                                   975
         Net Accumulated Realized Gain on Investments                                                      (91,098)
         Net Unrealized Depreciation in Value of Investments                                              (218,829)
                                                                                                     --------------

       Net Assets                                                                                      $ 6,472,840
                                                                                                     ==============


JUMPER STRATEGIC ADVANTAGE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME
                                                                                                              amount

        Interest                                                                                           $ 247,027
        Miscellaneous                                                                                          1,203
                                                                                                      ---------------

        Total Investment Income                                                                              248,230
                                                                                                      ---------------

EXPENSES
                                                                                                              amount

        Investment Advisory Fee                                                                               25,447
        Trustees' Fees                                                                                         1,065
        12b-1 fee - Investor Class                                                                             2,169
                                                                                                      ---------------
        Total Expenses                                                                                        28,681
                                                                                                      ===============

        Expenses Waived and Reimbursed by Advisor                                                             (1,065)

        Total Net Expenses                                                                                    27,616
                                                                                                      ---------------

        Net Investment Income                                                                                220,614
                                                                                                      ===============


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                              amount

        Net Realized Gain on Investments                                                                         684
        Change in Net Unrealized Depreciation of Investment Securities                                      (172,959)
                                                                                                      ---------------
                                                                                                      ---------------
        Net Realized and Unrealized Loss on Investment Securities                                           (172,275)
                                                                                                      ---------------

        Net Increase in Net Assets Resulting from Operations                                                $ 48,339
                                                                                                      ===============


JUMPER STRATEGIC ADVANTAGE FUND
STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
                                                                               six months ended    fiscal year ended
                                                                                 Dec. 31, 2000       June 30, 2000
                                                                                  (Unaudited)

      Operations:
      Net Investment Income                                                            $ 220,614            $ 175,124
      Net Realized Gain (Loss) on Investments                                                684              (47,236)
      Net Change in Unrealized Appreciation (Depreciation) of Investments               (172,959)              16,592
                                                                               ------------------  -------------------
      Increase in Net Assets (resulting from operations)                                  48,339              144,480
                                                                               ------------------  -------------------
      Distributions to Shareholders:
      Net Income
         Institutional Class                                                            (164,832)            (135,783)
         Investor Class                                                                  (54,860)             (39,341)
      Return of Capital
         Institutional Class                                                                   -               (6,251)
         Investor Class                                                                        -               (1,321)
                                                                               ------------------  -------------------
      Total Distribution                                                                (219,692)            (182,696)
                                                                               ------------------  -------------------
      Capital Share Transactions:
      Proceeds from Shares Sold:
         Institutional Class                                                           2,242,391            8,552,211
         Investor Class                                                                  100,019            5,154,398
      Dividends Reinvested:
         Institutional Class                                                             140,872              124,782
         Investor Class                                                                   50,044               39,887
      Cost of Shares Redeemed:
         Institutional Class                                                          (2,020,636)          (6,690,034)
         Investor Class                                                                   (1,122)          (3,439,544)
                                                                               ------------------  -------------------
      Increase in Net Assets (resulting from capital share transactions)                 511,568            3,741,700
                                                                               ------------------  -------------------

      Total Increase in Net Assets                                                       340,215            3,703,484
                                                                               ==================  ===================

      Net Assets:
      Beginning of Year                                                                6,132,625            2,429,141
                                                                               ------------------  -------------------
      End of Year [Including accumulated net
          investment income of $0 and $975, respectively]                            $ 6,472,840          $ 6,132,625
                                                                               ------------------  -------------------

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Institutional Class                                                           1,153,807            4,365,368
         Investor Class                                                                   53,773            2,634,172
      Shares Reinvested:
         Institutional Class                                                              73,228               63,429
         Investor Class                                                                   26,025               20,488
      Shares Redeemed:
         Institutional Class                                                          (1,038,548)          (3,414,110)
         Investor Class                                                                     (605)          (1,765,074)
                                                                               ------------------  -------------------
      Net Increase in Number of Shares Outstanding                                       267,680            1,904,273
                                                                               ==================  ===================

JUMPER STRATEGIC ADVANTAGE FUND
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Institutional Class
                                                                     six months            year            period
                                                                       ended              ended            ended
                                                                      12/31/00           6/30/00        6/30/99 (A)
                                                                    (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                               $ 1.95             $ 1.96           $ 2.00

      Income from Investment Operations:
         Net Investment Income                                               0.06               0.11             0.05
         Net Realized and Unrealized Loss on Investments                    (0.05)             (0.01)           (0.04)
                                                                   ---------------
                                                                                      ---------------  ---------------
         Total from Investment Operations                                    0.01               0.10             0.01
                                                                   ---------------    ---------------  ---------------

      Less Distributions:
         Dividends from Net Investment Income                               (0.06)             (0.10)           (0.05)
         Dividends from Return of Capital                                       -              (0.01)               -
                                                                   ---------------
                                                                                      ---------------  ---------------
         Total Distributions                                                (0.06)             (0.11)           (0.05)
                                                                   ---------------    ---------------  ---------------

      Net Asset Value at End of Period                                     $ 1.90             $ 1.95           $ 1.96
                                                                   ===============    ===============  ===============

      Total Return                                                          0.74% (B)          5.17%            0.51% (B)

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                                 $ 4,636            $ 4,399          $ 2,429

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                        0.78% (C)          0.82%            0.85% (C)
         After Reimbursement of Expenses by Advisor                         0.75% (C)          0.75%            0.75% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                        6.53% (C)          5.58%            3.79% (C)
         After Reimbursement of Expenses by Advisor                         6.56% (C)          5.65%            3.89% (C)

      Portfolio Turnover                                                   11.37% (C)        187.73%          255.18% (C)

(A) For the Period October 26, 1998 (Commencement of Operations) to June 30, 1999.
(B) For periods of less than a full year, total return is not annualized.
(C) Annualized.

JUMPER STRATEGIC ADVANTAGE FUND
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Investor Class
                                                                     six months           period
                                                                        ended             ended
                                                                      12/31/00         6/30/00 (A)
                                                                     (Unaudited)

      Per Share Operating Performance:
      Net Asset Value at Beginning of Period                               $ 1.95             $ 1.98

      Income from Investment Operations:
         Net Investment Income                                               0.06               0.08
         Net Realized and Unrealized Loss on Investments                    (0.05)             (0.03)
                                                                    --------------
                                                                                      ---------------
         Total from Investment Operations                                    0.01               0.05
                                                                    --------------    ---------------

      Less Distributions:
         Dividends from Net Investment Income                               (0.06)             (0.08)
         Dividends from Return of Capital                                       -                  -
                                                                    --------------
                                                                                      ---------------
         Total Distributions                                                (0.06)             (0.08)
                                                                    --------------    ---------------

      Net Asset Value at End of Period                                     $ 1.90             $ 1.95
                                                                    ==============    ===============

      Total Return                                                          0.62% (B)          2.49% (B)

      Ratios/Supplemental Data:
      Net Assets, End of Period (in 000s)                                 $ 1,837            $ 1,734

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                        1.03% (C)          1.04% (C)
         After Reimbursement of Expenses by Advisor                         1.00% (C)          1.00% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor                        6.30% (C)          5.82% (C)
         After Reimbursement of Expenses by Advisor                         6.34% (C)          5.87% (C)

      Portfolio Turnover                                                   11.37% (C)        187.73% (C)

(A) For the Period November 2, 1999 (Commencement of Operations) to June 30, 1999.
(B) For periods of less than a full year, total return is not annualized.
(C) Annualized.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)


JUMPER STRATEGIC ADVANTAGE FUND

NOTE 1.  ORGANIZATION

     Jumper Strategic Advantage Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 26, 1998 and commenced operations on October 26, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, whose investment objective is to provide current income with a low amount of share price fluctuation. The Trust Agreement permits the trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund currently offers two classes of shares: "Institutional Class" shares and "Investor Class" shares. The classes differ as follows: 1) Investor Class shares pay 12b-1 expenses of 0.25%, and 2) each class may bear differing amounts of certain class specific expenses.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

    Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund intends to pay dividends to avoid all income and excise taxes. At December 31, 2000, the Fund has a capital loss carryforward of $91,782; $44,546 expiring in 2006, and $47,236 expiring in 2007.

DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)
Continued

JUMPER STRATEGIC ADVANTAGE FUND

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund  retains The Jumper  Group,  Inc.  (the  "Advisor")  to manage the
Fund's investments. Jay Colton Jumper, the Fund's portfolio manager, is primarily responsible for the day to day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage fees and commissions, distribution fees (12b-1) for the Investor class, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended December 31, 2000, the Advisor has received a fee of $25,447 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 0.75% for the Institutional Class and 1.00% for the Investor Class. For the six months ended December 31, 2000, the Advisor reimbursed expenses of $1,065. There is no assurance that such reimbursement will continue in the future.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc.("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective as of the same date, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to the Distributor for the six months ended December 31, 2000. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

 NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)
Continued

JUMPER STRATEGIC ADVANTAGE FUND


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Investor Class has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan for the Investor Class permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. For the six months ended December 31, 2000, the Investor shares paid $2,169 in 12b-1 fees incurred by the Fund.

NOTE 4. INVESTMENTS

     For the six months ended December 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $1,984,831 and $330,000, respectively. As of December 31, 2000, the gross unrealized appreciation for all securities totaled $32,885 and the gross unrealized depreciation for all securities totaled $251,714 for a net unrealized depreciation of $218,829. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $6,692,831.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2000, Bear Sterns Securities Corp. for the benefit of its customers, beneficially owned more than 93% of the Investor shares of the Fund and Dawn K. Bullard beneficially owned more than 50% of the Institutional shares of the Fund.